Summary of Significant Accounting Policies - Narrative (Details) - Impact of adoption - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of taxes		$ 0.0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of taxes	$ (0.4)	$ (0.4)